RELATED PARTIES - Transactions (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income
Interest income	$ 19,647,518	$ 20,222,790	$ 19,552,735
Fee income and commissions	6,453,202	5,835,899	6,083,343
Other income	1,294,047	1,716,899	1,282,963
Expenses
Fee expenses and commissions	(841,774)	(742,476)	(627,999)
Other expenses	(11,396,696)	(10,652,751)	(10,171,349)
Individuals with Control Over Entity [Member]
Income
Interest income	294	61	290
Fee income and commissions	4	7	17
Other income	7	6	7
Expenses
Finance expenses	(857)	(882)	(169)
Fee expenses and commissions	(4)	(4)	(3)
Operating expenses	(308)		(300)
Other expenses	(3)	(6)	(14)
Key management personnel of entity or parent [member]
Income
Interest income	439	463	722
Fee income and commissions	51	48	45
Other income	14	8	7
Expenses
Finance expenses	(391)	(620)	(628)
Fee expenses and commissions	(1,862)	(1,832)	(1,410)
Operating expenses	(9,829)	(9,743)	(7,850)
Other expenses	(2,868)	(1,834)	(1,893)
Associates [member]
Income
Interest income	18,333	25,898	28,172
Fee income and commissions	30,417	26,185	36,505
Leases	1,459	1,219
Other income	340,583	273,113	274,349
Expenses
Finance expenses	(1,034)	(1,062)	(1,251)
Fee expenses and commissions	(39,278)	(23,527)	(20,066)
Operating expenses	(327)	(754)
Other expenses	(84,328)	(60,029)	(444,730)
Bad debts owed by related parties		400,630
Entities controlled by individuals [Member]
Income
Interest income	60,964	85,308	90,281
Fee income and commissions	120,642	100,424	106,120
Leases	81	95	324
Other income	15,867	6,720	6,285
Expenses
Finance expenses	(31,879)	(22,619)	(20,319)
Fee expenses and commissions	(1,466)	(1,829)	(2,098)
Operating expenses	(2,648)	(3,539)	(3,278)
Other expenses	(49,364)	(68,522)	(41,276)
Entities with joint control or significant influence over entity [member]
Income
Interest income	11,224	8,425	7,998
Fee income and commissions	6	6	6
Other income	20	10	534
Expenses
Finance expenses	(127)	(52)	(28)
Fee expenses and commissions	$ (338)	$ (305)	(380)
Other expenses			$ (25)